Shareholder Fees - FidelityActiveEquityETFs-ComboPRO	Nov. 29, 2024 USD ($)
FidelityActiveEquityETFs-ComboPRO | Fidelity Sustainable U.S. Equity ETF
Shareholder Fees:
(fees paid directly from your investment)	none